Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 366,313	$ 379,627	$ 367,738
Change in net unrealized gain (loss) on available-for-sale ("AFS") securities, net of tax	81,521	(368,934)	(56,611)
Change in net unrealized (loss) gain on cash flow hedge, net of tax	(13,059)	36,655	13,001
Change in defined benefit pension plan, net of tax	4,589	4,435	16,352
Total Comprehensive income, net of tax	$ 439,364	$ 51,783	$ 340,480